S000041978 [Member] Investment Strategy - Ashmore Emerging Markets Frontier Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market Issuers, which may be denominated in any currency, including the local currency of the issuer. A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries.
Frontier Market countries are countries that either currently or in the future are represented in widely-recognized indices of frontier market securities or the Investment Manager considers the market to have frontier market characteristics in respect to economic, political, or market structure.
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non‑voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in one or more Frontier Market Countries or regions, particularly in the case of countries that may have restrictions on foreign investment or countries where such investments may represent an efficient method of achieving investment exposure. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over‑the‑counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may invest in companies of any market capitalization and may also invest in initial public offerings. The Fund’s benchmark index, the MSCI Frontier + Select Emerging Markets Countries Capped Index, is currently concentrated in the commercial banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the commercial banking industry. As of the date of this Prospectus, the Fund’s investments are concentrated in the commercial banking industry.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund is managed by a committee of portfolio managers, who are officers of the Investment Manager (for purposes of this section, the “Portfolio Managers”). In managing the Fund’s portfolio, the Portfolio Managers use principally a bottom‑up approach to identify particular securities for investment within Frontier Market Countries. The Portfolio Managers’ investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The Portfolio Managers analyze the universe of available Frontier Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, such as price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. As part of this process, the Portfolio Managers conduct visits to various companies in the Frontier Market Countries and utilize a proprietary database and earnings forecasts to compare applicable industries and issuers. The screening process is designed, in part, to avoid investments deemed by the Portfolio Managers to have unacceptable risk factors. The Portfolio Managers also review and take into account overall Fund exposures to particular Frontier Market Countries and sectors in an effort to construct a portfolio that provides a measure of diversification among Frontier Market Countries and sectors. Taking into account the results of this screening process, the Portfolio Managers select particular investments designed to produce a diversified equity portfolio of Frontier Market Issuers.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Frontier Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Portfolio Managers may in their sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate is identified.

Strategy Portfolio Concentration [Text]	As of the date of this Prospectus, the Fund’s investments are concentrated in the commercial banking industry.